Fair value measurements	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Fair value measurements	Fair value measurements
The following tables present the Company's recurring fair value measurements within the fair value hierarchy. The Company did not have non-recurring fair value measurements as at December 31, 2025 and December 31, 2024 (in thousands $).

Short-term investments

Dec. 31, 2025	Level 1	Level 2	Level 3	Total

Public equities and share purchase warrants	578	62	—	640
Total recurring fair value measurements	578	62	—	640

Dec. 31, 2024	Level 1	Level 2	Level 3	Total

Public equities and share purchase warrants	172	47	6	225
Total recurring fair value measurements	172	47	6	225

Co-investments

Dec. 31, 2025	Level 1	Level 2	Level 3	Total

Co-investments (1)	14,735	61,962	—	76,697
Total recurring fair value measurements	14,735	61,962	—	76,697

Dec. 31, 2024	Level 1	Level 2	Level 3	Total

Co-investments (1)	5,511	67,337	—	72,848
Total recurring fair value measurements	5,511	67,337	—	72,848
(1) Co-investments also include investments made in funds which the Company consolidates that directly hold publicly traded equities, precious metals or critical materials.
Other assets

Dec. 31, 2025	Level 1	Level 2	Level 3	Total

Private holdings	—	—	4,311	4,311
Assets attributable to non-controlling interest	—	16,918	—	16,918
Total recurring fair value measurements	—	16,918	4,311	21,229

Dec. 31, 2024	Level 1	Level 2	Level 3	Total

Private holdings	—	—	4,371	4,371
Assets attributable to non-controlling interest	—	13,934	—	13,934
Total recurring fair value measurements	—	13,934	4,371	18,305

The following tables provides a summary of changes in the fair value of level 3 financial assets (in thousands $):
Short-term investments

	Changes in the fair value of Level 3 measurements - Dec. 31, 2025
	Dec. 31, 2024	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2025
Share purchase warrants	6	—	—	(6)	—
Total	6	—	—	(6)	—

	Changes in the fair value of Level 3 measurements - Dec. 31, 2024
	Dec. 31, 2023	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2024
Share purchase warrants	2	23	—	(19)	6
Total	2	23	—	(19)	6
Other assets

	Changes in the fair value of Level 3 measurements - Dec. 31, 2025
	Dec. 31, 2024	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2025
Private holdings	4,371	—	—	(60)	4,311
Total	4,371	—	—	(60)	4,311

	Changes in the fair value of Level 3 measurements - Dec. 31, 2024
	Dec. 31, 2023	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2024
Private holdings	4,890	—	—	(519)	4,371
Total	4,890	—	—	(519)	4,371

During the year ended December 31, 2025, the Company transferred public equities of $nil (December 31, 2024 - $nil) from level 2 to level 1 within the fair value hierarchy. For the period ended Dec 31, 2025, the Company transferred $nil (December 31, 2024 - $nil) from level 3 to level 1 within the fair value hierarchy.
The following table presents the valuation techniques used by the Company in measuring fair values:

Type	Valuation technique
Public equities, precious metals and share purchase warrants	Fair values are determined using publicly available prices or pricing models which incorporate all available market-observable inputs.
Co-investments	Fair values are based on the last available net asset value.
Fixed income securities	Fair values are based on independent market data providers or third-party broker quotes.
Private holdings	Fair values based on variety of valuation techniques, including discounted cash flows, comparable recent transactions and other techniques used by market participants.

The Company’s level 3 securities consist of private holdings and share purchase warrants. The significant unobservable inputs used in these valuation techniques can vary considerably over time, and include gray market financing prices, volatility and discount rates. The potential impact of a 5% change in the significant unobservable inputs on profit or loss would be approximately $0.2 million (December 31, 2024 - $0.2 million).
Included in compensation payable and other accrued liabilities are liabilities related to stock-based compensation of $76.2 million (December 31, 2024 - $nil) which are carried at fair value based on the underlying stock price of Sprott Inc. shares.

Financial instruments not carried at fair value
The carrying amounts of fees receivable, other assets, accounts payable and accrued liabilities, other accrued liabilities and compensation payable excluding the above mentioned stock-based compensation payable represent a reasonable approximation of fair value as they are short term in nature.